Report Of The Directors Financial Review Risk Report - Management judgemental adjustments to ECL (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
ECL estimates, % weight assigned	100.00%
Allowance for ECL
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	£ 46	£ 100
Allowance for ECL | Banks, sovereigns, government entities and low-risk counterparties
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	27	18
Allowance for ECL | Corporate lending adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	36	100
Allowance for ECL | Retail lending Inflation-related adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(8)	(8)
Allowance for ECL | Other macroeconomic-related adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(7)	(3)
Allowance for ECL | Other retail lending adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(2)	(7)
Allowance for ECL | Retail
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(3)	(2)
Allowance for ECL | Retail | Banks, sovereigns, government entities and low-risk counterparties
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	14	16
Allowance for ECL | Retail | Retail lending Inflation-related adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(8)	(8)
Allowance for ECL | Retail | Other macroeconomic-related adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(7)	(3)
Allowance for ECL | Retail | Other retail lending adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(2)	(7)
Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	49	102
Allowance for ECL | Wholesale | Banks, sovereigns, government entities and low-risk counterparties
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	13	2
Allowance for ECL | Wholesale | Corporate lending adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	£ 36	£ 100